Stock Based Compensation (Narrative) (Details) (USD $)	0 Months Ended	9 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended
	May 16, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Director [Member]	Sep. 20, 2013 Former Executive Officer [Member]	Sep. 30, 2013 Former Executive Officer [Member]	Sep. 30, 2013 Executive Officer [Member]	Sep. 30, 2013 Executive Officer [Member]	Sep. 30, 2012 Restricted Stock [Member]
Restricted common stock granted to officers and other employees	301,877				58,866		75,000
Total compensation expense	$ 2,800,000	$ 1,439,645			$ 2,800,000
Compensation expense during the period		1,282,145	0			500,000		500,000
Unrecognized compensation cost		2,100,000		52,500
Unrecognized compensation cost, recognition period		3 years 9 months
Stock vested during the period		133,866							0
Common stock issued to non-employee directors in lieu of directors' annual retainer	21,000
Non-cash expense		$ 157,500